Revenue - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Contract oz	Dec. 31, 2018 USD ($) Contract oz
Disclosure of revenue [line items]
Number of forward contracts outstanding | Contract	0	0
Outstanding provisionally priced sales of silver and gold	$ 8,000	$ 7,000
Ounces of silver sold relative to outstanding provisionally priced sales | oz	500,000	400,000
Ounces of gold sold relative to outstanding provisionally priced sales | oz		500
Increase or decrease in revenue associated with outstanding provisionally priced silver sales invoices for each one cent per ounce increase or decrease in the realized silver price	$ 4,600	$ 4,500
Increase or decrease in revenue associated with outstanding provisionally priced gold sales invoices for each one dollar per ounce increase or decrease in the realized gold price	$ 500
Customer A [member]
Disclosure of revenue [line items]
Risk Revenue	33.00%	29.00%
Customer B [member]
Disclosure of revenue [line items]
Risk Revenue	25.00%	22.00%
Customer C [member]
Disclosure of revenue [line items]
Risk Revenue		13.00%
Provisionally prices sales of silver and gold [member]
Disclosure of revenue [line items]
Fair value gain adjustment associated with embedded derivative	$ 500	$ 500